Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 5,105,469	¥ 4,947,258
Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	146,652	90,868
30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	34,490	39,946
90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	112,162	50,922
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,067,900	2,070,449
Consumer borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,126	8,452
Consumer borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,481	3,994
Consumer borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,645	4,458
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,956,816	1,947,461
Consumer borrowers | Real estate loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,959	4,242
Consumer borrowers | Real estate loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,536	2,064
Consumer borrowers | Real estate loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,423	2,178
Consumer borrowers | Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	67,874	72,353
Consumer borrowers | Card loans | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	355	0
Consumer borrowers | Card loans | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	355	0
Consumer borrowers | Card loans | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Consumer borrowers | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	43,210	50,635
Consumer borrowers | Other | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,812	4,210
Consumer borrowers | Other | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,590	1,930
Consumer borrowers | Other | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,222	2,280
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,738,136	1,469,857
Corporate borrowers | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	93,836	40,045
Corporate borrowers | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	9,896	12,576
Corporate borrowers | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	83,940	27,469
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	301,477	145,286
Corporate borrowers | Non-recourse Loans | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	86,724	50,263
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,837	3,628
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30-89 days past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,141	2,502
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 days or more past-due | The Americas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,696	1,126
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	415,666	334,506
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	229	228
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	131,042	59,759
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	51,310	18,699
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	200	113
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	36	1,080
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	29	115
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	51,274	17,619
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	225,900	180,896
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,512	2,021
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	577,327	699,147
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	33,948	15,469
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,992	1,666
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,527	7,215
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	520	355
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	28,421	8,254
Loans to Equity Method Investees
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	132,053	251,929
Loans to Equity Method Investees | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Loans to Equity Method Investees | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,167,380	1,155,023
Net investment in leases | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	40,690	42,371
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	618,963	624,094
Net investment in leases | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,766	6,897
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	548,417	530,929
Net investment in leases | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	32,924	35,474
Net investment in leases | 30-89 days past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	20,113	23,376
Net investment in leases | 30-89 days past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,851	2,525
Net investment in leases | 30-89 days past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	16,262	20,851
Net investment in leases | 90 days or more past-due | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	20,577	18,995
Net investment in leases | 90 days or more past-due | Japan | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,915	4,372
Net investment in leases | 90 days or more past-due | Overseas | Past-due financing assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 16,662	¥ 14,623